Outstanding Stock Option on Result of Operation (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011
Stock-based compensation expense:
Stock Options	$ 19,347	$ 57,397	$ 172,233		$ 298,664
Income tax benefit	13,696	17,002	20,398		27,689
Per share increase in Loss Per Share:
Basic			$ 0.09		$ (1.10)
Diluted			$ 0.09	[1]	$ (1.10)	[1]
Basic and Diluted	$ (0.26)	$ (0.24)
Stock options
Stock-based compensation expense:
Stock Options	19,347	57,397	172,233		298,664
Income tax benefit	0	0	0		0
Net Decrease in Net Income	$ 19,347	$ 57,397	$ 172,233		$ 298,664
Per share increase in Loss Per Share:
Basic			$ 0.049		$ 0.085
Diluted			$ 0.048		$ 0.071
Basic and Diluted	$ 0.0055	$ 0.0162

[1]	Due to net loss for period, dilutive loss per share is the same as basic.